Disclosure of recognized associates (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Less net assets derecognized
Cash and cash equivalents		$ 10,358	$ 49,330	$ 59,675
Prepaid expenses and deposits		180	3,468
VAT receivable			5,070
Reclamation deposit			1,837
Exploration and evaluation assets			13,085
Mineral properties, plant and equipment		114	597,738
Accounts payable and accrued liabilities		(3,473)	(47,916)
Asset retirement provisions			(30,790)	(25,374)
Net deferred tax liabilities			(41,781)
Non-controlling interest			$ 740	$ 203
Loss associated with loss of control of former Ghanaian subsidiaries		$ (143,261)
Ghana [Member]
Fair Value Of Interest Retained [Abstract]
Financial assets, at fair value	$ 168,081
Fair value of equity interest in JV	127,314
Fair value of interest retained	295,395
Less net assets derecognized
Cash and cash equivalents	24,368
Receivables	6,356
Inventories	63,460
Prepaid expenses and deposits	3,274
VAT receivable	9,672
Reclamation deposit	1,851
Exploration and evaluation assets	13,085
Mineral properties, plant and equipment	602,989
Accounts payable and accrued liabilities	(47,269)
Financial liabilities	(165,000)
Long-term incentive plan liability	(64)
Asset retirement provisions	(31,217)
Net deferred tax liabilities	(53,211)
Non-controlling interest	(899)
Net assets derecognized	427,395
Loss of control of subsidiaries	(132,000)
Accelerated accretion on long-term debt (note 16)	(6,226)
Transaction costs directly related to JV Transaction	(5,035)
Loss associated with loss of control of former Ghanaian subsidiaries	$ (143,261)